VANECK SOCIAL SENTIMENT ETF

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Automobiles & Components: 8.3%
Ford Motor Co.	58,463	$884,545
Lucid Group, Inc. * †	245,522	1,691,647
Rivian Automotive, Inc. * †	39,308	654,871
Tesla, Inc. *	7,495	1,961,966
		5,193,029
Banks: 3.8%
Bank of America Corp.	19,282	553,201
Citigroup, Inc.	6,289	289,546
JPMorgan Chase & Co.	5,365	780,286
KeyCorp	42,449	392,229
Wells Fargo & Co.	7,704	328,807
		2,344,069
Capital Goods: 3.2%
3M Co.	3,086	308,878
Boeing Co. *	3,952	834,504
Plug Power, Inc. * †	77,099	801,059
		1,944,441
Consumer Discretionary Distribution & Retail: 7.1%
Amazon.com, Inc. *	14,167	1,846,810
GameStop Corp. *	82,107	1,991,095
The Home Depot, Inc.	2,012	625,008
		4,462,913
Consumer Durables & Apparel: 0.6%
NIKE, Inc.	3,168	349,652
Consumer Services: 3.6%
Airbnb, Inc. *	3,798	486,752
Carnival Corp. *	46,707	879,493
DraftKings, Inc. *	32,437	861,851
		2,228,096
Consumer Staples Distribution & Retail: 5.3%
Costco Wholesale Corp.	1,463	787,650
Target Corp.	13,411	1,768,911
Walmart, Inc.	4,573	718,784
		3,275,345
Energy: 2.2%
Chevron Corp.	1,913	301,011
Exxon Mobil Corp.	4,884	523,809
Occidental Petroleum Corp.	8,972	527,554
		1,352,374
Financial Services: 13.0%
Block, Inc. *	7,964	530,163
Charles Schwab Corp.	7,630	432,468
Coinbase Global, Inc. *	32,065	2,294,251
Goldman Sachs Group, Inc.	962	310,283
Morgan Stanley	3,777	322,556
PayPal Holdings, Inc. *	27,403	1,828,602
Robinhood Markets, Inc. *	54,053	539,449
SoFi Technologies, Inc. *	216,795	1,808,070
		8,065,842
Food, Beverage & Tobacco: 0.5%
The Coca-Cola Co.	4,981	299,956
Media & Entertainment: 14.3%
Activision Blizzard, Inc. *	3,489	294,123
Alphabet, Inc. *	9,807	1,173,898
Meta Platforms, Inc. *	6,654	1,909,565
	Number of Shares	Value
Media & Entertainment (continued)
Netflix, Inc. *	3,119	$1,373,888
Paramount Global	40,131	638,484
Roblox Corp. *	11,098	447,249
Roku, Inc. *	5,685	363,613
Snap, Inc. *	51,999	615,668
Walt Disney Co. *	19,025	1,698,552
Warner Bros Discovery, Inc. *	24,661	309,249
		8,824,289
Pharmaceuticals, Biotechnology & Life Sciences: 1.6%
Johnson & Johnson	1,795	297,108
Pfizer, Inc.	17,773	651,914
		949,022
Semiconductors & Semiconductor Equipment: 12.9%
Advanced Micro Devices, Inc. *	14,543	1,656,593
Broadcom, Inc.	971	842,275
Enphase Energy, Inc. *	2,936	491,721
First Solar, Inc. *	1,812	344,443
Intel Corp.	25,347	847,604
Marvell Technology, Inc.	13,030	778,933
Micron Technology, Inc.	10,994	693,831
NVIDIA Corp.	4,570	1,933,201
Qualcomm, Inc.	2,914	346,883
		7,935,484
Software & Services: 15.9%
Adobe, Inc. *	768	375,544
Cloudflare, Inc. *	7,077	462,623
Crowdstrike Holdings, Inc. *	3,572	524,620
Microsoft Corp.	5,093	1,734,370
MongoDB, Inc. *	886	364,137
Palantir Technologies, Inc. *	115,891	1,776,609
Palo Alto Networks, Inc. *	1,897	484,702
Salesforce, Inc. *	2,976	628,710
Shopify, Inc. *	14,056	908,018
Snowflake, Inc. *	5,602	985,840
Twilio, Inc. *	5,171	328,979
Unity Software, Inc. *	17,377	754,509
Zoom Video Communications, Inc. *	6,532	443,392
		9,772,053
Technology Hardware & Equipment: 4.4%
Apple, Inc.	9,749	1,891,013
Cisco Systems, Inc.	8,964	463,797
Super Micro Computer, Inc. *	1,289	321,283
		2,676,093
Telecommunication Services: 1.6%
AT&T, Inc.	31,169	497,146
Verizon Communications, Inc.	12,518	465,544
		962,690
Transportation: 1.6%
American Airlines Group, Inc. *	22,937	411,490
Uber Technologies, Inc. *	13,083	564,793
		976,283
Total Common Stocks (Cost: $55,877,891)		61,611,631

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VANECK SOCIAL SENTIMENT ETF

SCHEDULE OF INVESTMENTS

(continued)

	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.3%
Money Market Fund: 1.3%
	Number of Shares	Value
(Cost: $782,493)
State Street Navigator Securities Lending Government Money Market Portfolio	782,493	$782,493
Total Investments: 101.2% (Cost: $56,660,384)		62,394,124
Liabilities in excess of other assets: (1.2)%		(728,192)
NET ASSETS: 100.0%		$61,665,932

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $1,411,324.
*	Non-income producing

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Information Technology	33.1%	$20,383,632
Consumer Discretionary	19.8	12,233,690
Financials	16.9	10,409,910
Communication Services	15.9	9,786,979
Consumer Staples	5.8	3,575,301
Industrials	4.8	2,920,724
Energy	2.2	1,352,373
Health Care	1.5	949,022
	100.0%	$61,611,631
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